Label	Element	Value
Document And Entity Information Elements	ck0001651872_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 18, 2016
Registrant Name	dei_EntityRegistrantName	Gallery Trust
Central Index Key	dei_EntityCentralIndexKey	0001651872
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 18, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 18, 2016
Prospectus Date	rr_ProspectusDate	Mar. 14, 2016